CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax Effect	$ 6	$ 10	$ (107)
Other Comprehensive Income Net Losses and Prior Service Costs, Tax Effect	144	148	43
Other Comprehensive Income Amortization of Net Losses Prior Service Costs and Net Transition Costs, Tax Effect	(37)	(23)	(20)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax Effect	3	(2)	(3)
Derivative Instruments Gain Loss Recognized In Other Comprehensive Earnings (Losses) Tax Effect	$ (14)	$ (1)	$ 6